BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative liability, Balance, December 31, 2019	$ 2,813,150	$ 2,215,376	$ 2,215,376
Derivative liability, Additions recognized as debt discount	734,801		1,500,000	$ 1,219,714
Derivative liability settlements	(158,673)		(1,506,515)
Derivative liability, Mark-to-market at December 31, 2019	708,932		604,289
Derivative liability, Balance, December 31, 2019	4,098,210		2,813,150	2,215,376
Net loss for the year included in earnings relating to the liabilities held at March 31, 2020	$ 708,932	$ 616,983	$ 604,289	$ 1,187,048